Intangible Assets (Details) - Schedule of Amortization Expense for Intangible Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Line Items]
2023 - remaining	$ 364,692
2024	1,458,769
2025	1,325,778	$ 1,458,768
2026	1,150,640	1,458,768
2027	909,142	1,325,778
Thereafter	3,990,032	909,142
Total	$ 9,199,053	$ 9,985,129	$ 11,443,897